Commitments and Contingencies - Additional Information (Detail)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($) Installment shares	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2010 USD ($) Program	Dec. 31, 2022 USD ($)	Jun. 30, 2005 USD ($)
Commitments And Contingencies [Line Items]
Other noncurrent liability		$ 2,000,000	$ 2,000,000		$ 2,000,000
Anawah, Inc [Member]
Commitments And Contingencies [Line Items]
Contingent liability				$ 3,000,000		$ 5,000,000
Date of merger and reorganization		Jun. 30, 2005	Jun. 30, 2005
Number of development programs ceased | Program				3
Number of development programs | Program				6
Other noncurrent liability		$ 2,000,000	$ 2,000,000
Industrial Seed Innovations [Member]
Commitments And Contingencies [Line Items]
Remaining amount paid in multiple installments	$ 280,000
Industrial Seed Innovations [Member] | Common Stock [Member]
Commitments And Contingencies [Line Items]
Number of annual installment of common stock shares payable | Installment	2
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating leases, term of contract		1 year	1 year
Royalty payments due, percentage of net revenue as defined in the In-Licensing agreements		2.00%	2.00%
Minimum [Member] | Industrial Seed Innovations [Member]
Commitments And Contingencies [Line Items]
Operating leases, term of contract		1 year	1 year
Maximum [Member]
Commitments And Contingencies [Line Items]
Operating leases, term of contract		5 years	5 years
Royalty payments due, percentage of net revenue as defined in the In-Licensing agreements		15.00%	15.00%
Maximum [Member] | Industrial Seed Innovations [Member]
Commitments And Contingencies [Line Items]
Operating leases, term of contract		3 years	3 years
Maximum [Member] | Industrial Seed Innovations [Member] | Common Stock [Member] | Revenue Milestone in 2022 [Member]
Commitments And Contingencies [Line Items]
Business combination, equity interest issuable upon achievement of revenue milestone | shares	3,316